UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-23181

DAVIS FUNDAMENTAL ETF TRUST
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)

Ryan M. Charles
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)

Registrant’s telephone number, including area code: 520-806-7600
Date of fiscal year end: October 31, 2019
Date of reporting period: October 31, 2019

____________________

ITEM 1. REPORT TO STOCKHOLDERS

Davis ETFs

Davis Select U.S. Equity ETF | DUSA
Davis Select Financial ETF | DFNL
Davis Select Worldwide ETF | DWLD
Davis Select International ETF | DINT

(part of Davis Fundamental ETF Trust)

October 31, 2019

ANNUAL REPORT

Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, paper copies of the Funds' shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Please contact your financial intermediary to elect to receive shareholder reports and other Fund communications electronically.

You may elect to receive all future reports in paper free of charge. Please contact your financial intermediary to inform them that you wish to continue receiving paper copies of Fund shareholder reports and for details regarding whether your election to receive reports in paper will apply to all funds held with financial intermediary.

DAVIS FUNDAMENTAL ETF TRUST	Table of Contents

This Annual Report is authorized for use by existing shareholders. Prospective shareholders must receive a current Davis Fundamental ETF Trust prospectus, which contains more information about investment strategies, risks, charges, and expenses. Please read the prospectus carefully before investing or sending money.

The views in this report were as of October 31, 2019 and may not necessarily reflect the same views on the date this report is first published or any time thereafter. These views are intended to help shareholders in understanding the Funds’ investment methodology and do not constitute investment advice.

Shares of the Davis Fundamental ETF Trust are not deposits or obligations of any bank, are not guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including possible loss of the principal amount invested.

Portfolio Proxy Voting Policies and Procedures
The Funds have adopted Portfolio Proxy Voting Policies and Procedures under which the Funds vote proxies relating to securities held by the Funds. A description of the Funds’ Portfolio Proxy Voting Policies and Procedures is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.

In addition, the Funds are required to file Form N-PX, with their complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Funds’ Form N-PX filing is available (i) without charge, upon request, by calling the Funds toll-free at 1-800-279-0279, (ii) on the Funds’ website at www.davisetfs.com, and (iii) on the SEC’s website at www.sec.gov.
Quarterly Schedule of Investments
The Funds file their complete schedule of investments with the SEC on Form N-CSR (as of the end of the second and fourth quarters) and on Form N-PORT-EX (available for filings after March 31, 2019, formerly Form N-Q) (as of the end of the first and third quarters). The Funds’ Forms N-CSR (Annual and Semi-Annual Reports) and N-PORT-EX are available on the Funds’ website at www.davisetfs.com, and on the SEC’s website at www.sec.gov. A list of the Funds’ daily holdings is also available at www.davisetfs.com.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF

Performance Overview
Davis Select U.S. Equity ETF’s net asset value and market price returns1 (10.94% and 10.82%, respectively) underperformed the 14.33% return for the Standard & Poor’s 500® Index (the “Index”) for the twelve-month period ended October 31, 2019 (the “period”). The sectors2 within the Index that reported the strongest performance were Real Estate (up 27%), Utilities (up 24%), and Information Technology (up 22%). The only sector within the Index that reported negative performance for the period was Energy (down 11%). The other weakest, but still positive, performing sectors for the period were Health Care (up 9%) and Financials (up 13%).
Detractors from Performance
The Fund’s holdings in the weakest performing sector within the Index, Energy, were the most substantial detractor3 from absolute performance and were also a significant detractor to performance relative to the Index, owing to weaker stock selection (down 46%, versus down 11%). The Fund’s two Energy holdings, Apache4 (down 41%) and Encana (down 61%), were the top two detractors.
Financials weighed most on performance relative to the Index. The Fund was overweight in this sector (43% average weighting, compared with 14% for the Index), and its Financial securities had weaker returns than those of the Index (up 7%, compared with up 13%). AIA Group (down 2%), a new purchase, was a weak performer. In the strong market environment, Bank of New York Mellon hindered the Fund’s relative performance, as it was up only 1% during the period.
The Fund’s performance was further hindered by its significant underweight position in Information Technology securities (1% average weighting, compared with 20% for the Index). Information Technology was a strong-performing sector during the period.
Additional detractors included Adient (down 30%) and CVS (down 14%).
Contributors to Performance
The Consumer Discretionary sector holdings were the most significant contributor to the Fund’s performance on both an absolute and relative basis due to strong stock selection (up 25%, compared with up 16%). New Oriental Education & Technology (up 109%), the top contributor for the period, and Amazon (up 11%) boosted Fund performance.
While Financials weighed on relative performance, they were a top contributor to the Fund’s absolute return. Top contributors included JPMorgan Chase (up 18%), American Express (up 16%), U.S. Bancorp (up 12%), and Capital One Financial (up 6%).
The Communication Services sector was beneficial to both absolute and relative performance. The Fund’s Communication Services holdings outperformed those of the Index (up 22%, versus up 16%). The Fund also benefited from having a higher average weighting (14%, versus 10% for the Index) in this sector. Strong performers were Alphabet (up 17%) and Facebook (up 26%). Alphabet was the largest holding at the end of the period, representing 10.21% of net assets.
Industrials helped Fund performance as well (up 22%, versus up 15% for the Index). The Fund maintained a slightly overweight position (12% average weighting, versus 9% for the Index), which included top performers United Technologies (up 18%) and Ferguson (up 30%).
When compared to the Index, the Fund benefited from having a significantly lower average weighting (2%, versus 14%) in Health Care, which was the second weakest-performing sector within the Index for the period.
The Fund’s foreign securities significantly outperformed its U.S. holdings (up 31%, versus up 8%).

Davis Select U.S. Equity ETF’s investment objective is long-term capital growth and capital preservation. There can be no assurance that the Fund will achieve its objective. Davis Select U.S. Equity ETF’s principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select U.S. Equity ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2019, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Standard & Poor’s 500® Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select U.S. Equity ETF (DUSA) versus the
Standard & Poor’s 500® Index for an investment made at NAV on January 11, 2017

Average Annual Total Return for periods ended October 31, 2019

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DUSA - Net Asset Value (NAV)	10.94%	8.73%	0.63%	0.63%
DUSA - Market Price	10.82%	8.73%	0.63%	0.63%
S&P 500® Index	14.33%	13.06%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2019

	1-Year	Since Fund’s Inception (01/11/17)
DUSA - Net Asset Value (NAV)	(2.95)%	7.76%
DUSA - Market Price	(2.98)%	7.81%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF

Performance Overview
Davis Select Financial ETF’s net asset value and market price returns1 (9.15% and 9.13%, respectively) underperformed the 11.72% return for the S&P 500® Financials Index (the “Index”) for the twelve-month period ended October 31, 2019 (the “period”). The industries2 within the Financials sector that reported the strongest performance were Insurance (up 18%), Consumer Finance (up 15%), and Banks (up 12%). While all industries within the Index reported positive performance, the industries within the Index that reported the weakest performance were Diversified Financial Services (up 3%) and Capital Markets (up 11%).
Detractors from Performance
Bank securities were the most significant detractor3 from the Fund’s performance relative to the Index due to weaker stock selection (up 6%, compared with up 12%). The top three detractors for the period were all from this industry. They were Metro Bank4 (down 76%), Bank of N.T. Butterfield (down 14%), and Danske Bank (down 21%). Metro Bank was a new purchase.
The Fund’s Capital Markets securities negatively impacted relative performance. This was due to both weaker performing stocks (up 5%, versus up 11%) and weighting (18% average weighting, compared with 21%). Five of the Fund’s eight Capital Markets securities were among the weakest performing securities for the period, including Goldman Sachs (down 4%), Charles Schwab (down 11%), State Street (down 1%), Bank of New York Mellon (up 1%), and Julius Baer (down less than 1%).
Greenlight Capital (down 7%) also detracted from performance.
During the period, the Fund had an average weight of 16% of its net assets in foreign securities. These foreign securities underperformed the Fund’s U.S. holdings (down 1%, compared to up 12%).
Contributors to Performance
The Fund’s Insurance holdings were the most significant absolute contributor to performance (up 16%). The Fund maintained a fairly large weighting in this strong-performing industry (18% average weighting). The top contributor to performance was Chubb (up 25%). Alleghany (up 30%) also boosted Fund performance.
Diversified Financial Services securities were the most significant contributor to the Fund’s relative performance due to the Fund’s lower average weighting (8%, versus 13%) and stronger stock selection (up 5%, compared with up 3%) in this industry.
The Fund retains the flexibility to invest a limited portion of its assets in non-financial securities. During the period, the Fund held a Media & Entertainment holding, Alphabet, which was up 17%.
While the top relative detractor, the Bank industry was an important absolute contributor due to a number of strong-performing securities, which included U.S. Bancorp (up 12%), JPMorgan Chase (up 18%), PNC Financial (up 18%), and DBS Group Holdings (up 18%). U.S. Bancorp (8.29% of net assets) was the largest holding at the end of the period.
American Express (up 16%) and Capital One Financial (up 6%), the Fund’s only two Consumer Finance securities, positively impacted performance. Capital One Financial was the second largest holding at the end of the period representing 7.82% of net assets.
KKR (up 24%) also contributed positively to Fund performance.

Davis Select Financial ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Financial ETF’s principal risks are: authorized participant concentration risk, common stock risk, credit risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, financial services risk, focused portfolio risk, foreign country risk, foreign currency risk, headline risk, interest rate sensitivity risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Davis Select Financial ETF concentrates its investments in the financial sector, and it may be subject to greater risks than a fund that does not concentrate its investments in a particular sector. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of the financial sector more than a fund that does not concentrate its portfolio.
Davis Select Financial ETF focuses its investments in fewer companies, and it may be subject to greater risks than a more diversified fund that is not allowed to focus its investments in a few companies. The Fund’s investment performance, both good and bad, is expected to reflect the economic performance of its more focused portfolio.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2019, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]	The companies included in the S&P 500® Financials Index are divided into five industries. One or more sub-industries make up an industry.
[3]
A company’s or industry’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT FINANCIAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Financial ETF (DFNL) versus the
Standard & Poor’s 500® Financials Index for an investment made at NAV on January 11, 2017

$14,000
$13,000
$12,000
$11,000
$10,000
$9,000
S&P 500® Financials
DFNL - NAV
S&P 500® Financials
$12,846
DFNL
$12,629
01/11/17
10/31/17
10/31/18
10/31/19

Average Annual Total Return for periods ended October 31, 2019

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DFNL - Net Asset Value (NAV)	9.15%	8.69%	0.64%	0.64%
DFNL - Market Price	9.13%	8.70%	0.64%	0.64%
S&P 500® Financials Index	11.72%	9.35%

The Standard & Poor’s 500® Index is an unmanaged index of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The Index is adjusted for dividends, weighted towards stocks with large market capitalizations, and represents approximately two-thirds of the total market value of all domestic common stocks. The S&P 500® Financials Index comprises those companies included in the Standard & Poor’s 500® Index that are classified as members of the GICS® Financials sector. Investments cannot be made directly in the Index.
The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2019

	1-Year	Since Fund’s Inception (01/11/17)
DFNL - Net Asset Value (NAV)	(0.61)%	8.00%
DFNL - Market Price	(0.63)%	8.02%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF

Performance Overview
Davis Select Worldwide ETF’s net asset value and market price returns1 (8.99% and 8.97%, respectively) underperformed the 12.59% return for the Morgan Stanley Capital International All Country World Index (the “Index”) for the twelve-month period ended October 31, 2019 (the “period”). The sectors2 within the Index that reported the strongest performance were Real Estate (up 23%), Utilities (up 22%), and Information Technology (up 22%). The only sector within the Index that reported negative performance for the period was Energy (down 5%). The other weakest, but still positive, performing sectors were Materials (up 8%) and Health Care (up 11%).

Detractors from Performance
The Fund’s holdings in the weakest performing sector within the Index, Energy, were the most substantial detractor3 from performance on both an absolute basis and relative to the Index, owing primarily to weaker stock selection (down 50%, versus down 5%). All three of the Fund’s Energy holdings were among the top detractors for the period: Encana4 (down 61%), Apache (down 41%), the top two detractors for the period, respectively, and Seven Generations Energy (down 48%).

The Fund’s Financial holdings were a top relative detractor largely due to stock selection (up 2%, versus up 11%). Negative performers included a new purchase, Metro Bank (down 76%), Yiren Digital (down 58%), and Danske Bank (down 21%).

The Fund’s Information Technology securities had a return of 7%, compared with 22% for the Index. The Fund was also significantly underweight in the Information Technology sector compared to the Index (average weighting of 7%, compared with 15% for the Index). Hollysys Automation (down 26%) is a leading provider of automation and control technologies and application in China.

The Fund had a significant percentage of assets invested in the Consumer Discretionary sector. Two holdings from this sector that hindered performance included Tarena International (down 82%), which was sold during the period, and Quotient Technology (down 33%). Baidu (down 46%), from the Communications Services sector, is a Chinese internet services company that, among other things, provides a leading Chinese search engine, was also among the top detractors during the period.

Contributors to Performance
The Consumer Discretionary sector holdings were the most significant contributor to the Fund’s performance on both an absolute and relative basis due primarily to strong stock selection (up 24%, compared with up 15%) and significant overweight position (30% average weighting, versus 11%). A number of Consumer Discretionary holdings boosted Fund performance, including the top contributor for the period New Oriental Education & Technology (up 109%), JD.com (up 32%), and Alibaba (up 24%). New Oriental Education & Technology (8.64% of net assets) was the largest position at the end of the period.

Industrials helped Fund performance primarily as a result of strong stock selection (up 30%, versus up 15% for the Index). Ferguson (up 30%) and InterGlobe Aviation (up 71%) both helped to boost performance.

The Communication Services sector was also beneficial to both absolute and relative performance. The Fund’s Communication Services holdings outperformed those of the Index (up 19%, versus up 13%). Alphabet (up 17%) and Facebook (up 26%) generated strong returns. Alphabet was among the largest holdings at the end of the period, representing 7.02% of net assets. Naspers (up 25%) also was a top contributor in the Communication Services sector before being moved to the Consumer Discretionary sector during the period.

Sul America (up 85%) and Applied Materials (up 68%) also helped Fund performance.

The Fund’s foreign securities outperformed its U.S. holdings (up 10%, versus up 8%). A large part of this positive performance was due to the Fund’s Chinese holdings. The Chinese holdings represented the Fund’s largest foreign position (25%).

Davis Select Worldwide ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select Worldwide ETF’s principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, foreign country risk, foreign currency risk, foreign market risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2019, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select Worldwide ETF (DWLD) versus the
Morgan Stanley Capital International All Country World Index (MSCI ACWI®)
for an investment at NAV on January 11, 2017

Average Annual Total Return for periods ended October 31, 2019

Fund & Benchmark Index	1-Year	Since Fund’s Inception (01/11/17)	Gross Expense Ratio	Net Expense Ratio
DWLD - Net Asset Value (NAV)	8.99%	7.38%	0.63%	0.63%
DWLD - Market Price	8.97%	7.41%	0.63%	0.63%
MSCI ACWI®	12.59%	10.36%

The MSCI ACWI® is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2019

	1-Year	Since Fund’s Inception (01/11/17)
DWLD - Net Asset Value (NAV)	(6.99)%	6.45%
DWLD - Market Price	(7.16)%	6.41%

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF

Performance Overview
Davis Select International ETF’s net asset value and market price returns1 (10.37% and 10.50%, respectively) underperformed the 11.27% return for the Morgan Stanley Capital International All Country World Index ex USA (the “Index”) for the twelve-month period ended October 31, 2019 (the “period”). The sectors2 within the Index that reported the strongest performance were Information Technology (up 22%), Utilities (up 20%), and Real Estate (up 18%). The only sector within the Index that reported negative performance for the period was Energy (down less than 1%). The other weakest, but still positive, performing sectors were Materials (up 6%) and Financials (up 9%).
Detractors from Performance
The Fund’s holdings in the Energy sector were the most substantial detractor3 from performance on both an absolute basis and relative to the Index. The underperformance in this sector compared to the Index was largely related to weaker stock selection (down 55%, versus down less than 1%) Both of the Fund’s Energy holdings, Encana4 (down 61%), the top detractor, and Seven Generations Energy (down 48%), were weak performers.
The Fund’s sole Information Technology holding, Hollysys Automation, which is a leading provider of automation and control technologies and application in China, was down 26%, while the Index’s Information Technology holdings were up 22%. The Fund’s low weighting in this top performing sector within the Index (4% average weight, compared with 8%) negatively impacted the Fund’s relative performance.
The Fund’s Financial holdings were a top detractor primarily due to stock selection (up 2%, versus up 9%). The Fund’s performance also was hindered relative to the Index as a result of its large weighting in this sector (26% average weight, compared with 22%). Negative performers included a new purchase, Metro Bank (down 76%), Yiren Digital (down 58%), Danske Bank (down 21%), and Bank of N.T. Butterfield (down 14%).
Tarena International (down 82%), which was sold during the period, was a key detractor from the Fund’s performance. Baidu (down 46%) and Fang Holdings (down 79%), two Communication Services holdings, were also among the top detractors.
At the end of the period, the Fund held 8% of its net assets in repurchase agreements. Given the strong market, the Fund’s repurchase agreement position weighed on performance.
Contributors to Performance
The Consumer Discretionary sector holdings were the most significant contributor to the Fund’s performance on both an absolute and relative basis due primarily to strong stock selection (up 36%, compared with up 16%) and significant overweight position (29% average weighting, versus 11%). A number of Consumer Discretionary holdings boosted Fund performance, including the top contributor for the period, New Oriental Education & Technology (up 109%), Alibaba (up 24%), JD.com (up 32%), and Meituan Dianping (up 42%). New Oriental Education & Technology (12.00% of net assets) and Alibaba (7.37% of net assets) were the two largest positions, respectively, at the end of the period. Naspers (up 25%) moved from the Communication Services sector to the Consumer Discretionary sector during the period and contributed in each sector.
Likewise, Industrials helped Fund performance. The Fund’s Industrials holdings generated a return of 35%, while the Index’s returned 14%. InterGlobe Aviation (up 71%), Schneider Electric (up 32%), Ferguson (up 30%), and Safran (up 24%) were each helpful to performance. Ferguson was one of the largest positions at the end of the period representing 5.26% of net assets.
The Fund had a small position in Health Care securities (up 18%), which was also beneficial to absolute performance.
Another individual contributor was Sul America (up 85%).
The Fund’s largest geographic position was in Chinese securities (an average weighting of 35% during the period). The Fund’s Chinese securities were up 16% during the period.

Davis Select International ETF’s investment objective is long-term growth of capital. There can be no assurance that the Fund will achieve its objective. Davis Select International ETF’s principal risks are: authorized participant concentration risk, common stock risk, cybersecurity risk, depositary receipts risk, emerging market risk, exchange-traded fund risk, fees and expenses risk, foreign country risk, foreign currency risk, foreign market risk, headline risk, intraday indicative value risk, large-capitalization companies risk, manager risk, market trading risk, mid- and small-capitalization companies risk, and stock market risk. See the prospectus for a full description of each risk.
Past performance does not guarantee future results, Fund prices fluctuate, and the value of an investment may be worth more or less than the purchase price. Data provided in this performance overview is for the twelve-month period ended October 31, 2019, unless otherwise noted. Return figures for underlying Fund positions reflect the return of the security from the beginning of the period or the date of first purchase if subsequent thereto through the end of the period or the date the position is completely liquidated. The actual contribution to the Fund will vary based on a number of factors (e.g., trading activity, weighting). Portfolio holding information is as of the end of the twelve-month period, October 31, 2019, unless otherwise noted.
[1]
The net asset value return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined.

[2]
The companies included in the Morgan Stanley Capital International All Country World Index ex USA are divided into eleven sectors. One or more industry groups make up a sector. For purposes of measuring concentration, the Fund generally classifies companies at the industry group or industry level. See the SAI for additional information regarding the Fund’s concentration policy.

[3]
A company’s or sector’s contribution to or detraction from the Fund’s performance is a product both of its appreciation or depreciation and its weighting within the Fund. For example, a 5% holding that rises 20% has twice as much impact as a 1% holding that rises 50%.

[4]
This Management Discussion of Fund Performance discusses a number of individual companies. The information provided in this report does not provide information reasonably sufficient upon which to base an investment decision and should not be considered a recommendation to purchase, sell, or hold any particular security. The Schedule of Investments lists the Fund’s holdings of each company discussed.

DAVIS FUNDAMENTAL ETF TRUST	Management’s Discussion of Fund Performance
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)

Comparison of a $10,000 investment in Davis Select International ETF (DINT) versus the
Morgan Stanley Capital International All Country World Index ex USA (MSCI ACWI® ex USA)
for an investment at NAV on March 1, 2018

Average Annual Total Return for periods ended October 31, 2019

Fund & Benchmark Index	1-Year	Since Fund’s Inception (03/01/18)	Gross Expense Ratio	Net Expense Ratio
DINT - Net Asset Value (NAV)	10.37%	(5.36)%	0.68%	0.68%
DINT - Market Price	10.50%	(5.24)%	0.68%	0.68%
MSCI ACWI® ex USA	11.27%	(0.28)%

The MSCI ACWI® ex USA is a free float-adjusted market capitalization weighted index designed to measure the equity market performance of developed and emerging markets, excluding the United States. The Index includes reinvestment of dividends, net of foreign withholding taxes. Investments cannot be made directly in the Index.

The performance data quoted in this report represents past performance and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. The NAV return is based on the NAV of the Fund and the market price return represents changes to the midpoint price, which is the average of the bid-ask prices at 4:00 P.M. EST when the NAV is determined. NAV and market price returns assume that all distributions were reinvested at NAV. Market price returns do not include brokerage commissions that may be payable on secondary market transactions or annual fees to financial intermediaries. If brokerage commissions or annual fees were included, market price returns would be lower. Current performance may be higher or lower than performance data quoted. The operating expense ratios may vary in future years. For most recent month-end performance information, please call Investor Services at 1-800-279-0279 or visit the Fund’s website at www.davisetfs.com.

Average Annual Total Return for periods ended September 30, 2019

	1-Year	Since Fund’s Inception (03/01/18)
DINT - Net Asset Value (NAV)	(4.25)%	(7.51)%
DINT - Market Price	(4.28)%	(7.39)%

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF	October 31, 2019

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/19 Net Assets)		(% of 10/31/19 Stock Holdings)

			Fund	S&P 500®
Common Stock (U.S.)	81.20%	Diversified Financials	24.67%	5.04%
Common Stock (Foreign)	17.72%	Banks	16.26%	5.59%
Short-Term Investments	1.01%	Media & Entertainment	14.20%	8.16%
Other Assets & Liabilities	0.07%	Retailing	12.37%	6.50%
	100.00%	Capital Goods	10.84%	6.57%
		Consumer Services	6.78%	1.89%
		Insurance	6.29%	2.33%
		Health Care	2.98%	14.03%
		Energy	2.82%	4.32%
		Information Technology	1.89%	22.30%
		Automobiles & Components	0.90%	0.47%
		Other	–	22.80%
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 10/31/19 Net Assets)

Alphabet Inc., Class C	Media & Entertainment	10.21%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	10.06%
Amazon.com, Inc.	Retailing	9.14%
United Technologies Corp.	Capital Goods	7.27%
New Oriental Education & Technology Group, Inc., ADR	Consumer Services	6.70%
Capital One Financial Corp.	Consumer Finance	6.63%
Wells Fargo & Co.	Banks	4.90%
JPMorgan Chase & Co.	Banks	4.42%
U.S. Bancorp	Banks	4.27%
American Express Co.	Consumer Finance	4.19%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2019

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 10/31/18	248	0	0	1
11/01/18 – 10/31/19	234	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 10/31/18	3	0	0	0
11/01/18 – 10/31/19	17	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	October 31, 2019

New Positions Added (11/01/18-10/31/19)
(Highlighted positions are those greater than 2.00% of the Fund’s 10/31/19 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/19 Net Assets
AIA Group Ltd.	Life & Health Insurance	06/19/19	2.38%
Bank of America Corp.	Banks	02/27/19	0.97%
CVS Health Corp.	Health Care Equipment & Services	11/29/18	0.56%
DBS Group Holdings Ltd.	Banks	09/16/19	1.53%
Intel Corp.	Semiconductors & Semiconductor
	Equipment	05/23/19	1.87%
Quest Diagnostics Inc.	Health Care Equipment & Services	01/29/19	2.38%

Positions Closed (11/01/18-10/31/19)
(Gains and losses greater than $400,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Aetna Inc.	Health Care Equipment & Services	11/29/18	$461,896
General Electric Co.	Capital Goods	05/03/19	(792,295)
LafargeHolcim Ltd.	Materials	07/03/19	(139,186)
MultiChoice Group Ltd.	Media & Entertainment	03/08/19	4,280
Prosus N.V., Class N	Retailing	10/29/19	(78,383)
Safran S.A.	Capital Goods	02/06/19	1,278,804
Wabtec Corp.	Capital Goods	04/17/19	767

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF	October 31, 2019

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/19 Net Assets)		(% of 10/31/19 Stock Holdings)

			Fund	S&P 500® Financials
Common Stock (U.S.)	84.29%	Banks	39.06%	43.14%
Common Stock (Foreign)	15.39%	Insurance	18.38%	17.96%
Short-Term Investments	0.26%	Capital Markets	18.18%	20.92%
Other Assets & Liabilities	0.06%	Consumer Finance	13.37%	5.23%
	100.00%	Diversified Financial Services	7.76%	12.75%
		Media & Entertainment	3.25%	–
			100.00%	100.00%

Top 10 Long-Term Holdings
(% of Fund’s 10/31/19 Net Assets)

U.S. Bancorp	Banks	8.29%
Capital One Financial Corp.	Consumer Finance	7.82%
Berkshire Hathaway Inc., Class B	Diversified Financial Services	7.74%
Markel Corp.	Property & Casualty Insurance	5.67%
JPMorgan Chase & Co.	Banks	5.64%
American Express Co.	Consumer Finance	5.51%
Wells Fargo & Co.	Banks	5.41%
Bank of America Corp.	Banks	4.83%
Bank of New York Mellon Corp.	Capital Markets	4.74%
PNC Financial Services Group, Inc.	Banks	4.29%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2019

The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	203	0	0	0
11/01/17 – 10/31/18	241	0	0	0
11/01/18 – 10/31/19	144	1	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	0	0	0	0
11/01/17 – 10/31/18	11	0	0	0
11/01/18 – 10/31/19	106	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	October 31, 2019

New Positions Added (11/01/18-10/31/19)
(Highlighted positions are those greater than 4.00% of the Fund’s 10/31/19 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/19 Net Assets
Bank of America Corp.	Banks	01/29/19	4.83%
Metro Bank PLC	Banks	04/23/19	0.52%

Positions Closed (11/01/18-10/31/19)
(Gains greater than $900,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain
Blackstone Group L.P.	Capital Markets	04/17/19	$72,450
Oaktree Capital Group LLC, Class A	Capital Markets	03/15/19	529,215
Visa Inc., Class A	Diversified Financial Services	04/30/19	923,133

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF	October 31, 2019

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/19 Net Assets)		(% of 10/31/19 Stock Holdings)

				MSCI
			Fund	ACWI®
Common Stock (Foreign)	52.73%	Retailing	21.18%	5.08%
Common Stock (U.S.)	44.58%	Banks	13.92%	8.93%
Short-Term Investments	2.62%	Diversified Financials	12.29%	3.98%
Other Assets & Liabilities	0.07%	Media & Entertainment	11.76%	5.79%
	100.00%	Capital Goods	9.20%	7.12%
		Consumer Services	8.88%	1.72%
		Information Technology	8.78%	16.54%
		Insurance	5.94%	3.84%
		Energy	4.59%	5.30%
		Transportation	1.88%	2.13%
		Automobiles & Components	1.58%	1.95%
		Health Care	–	11.57%
		Other	–	26.05%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 10/31/19 Stock Holdings)		(% of Fund’s 10/31/19 Net Assets)

United States	45.81%	New Oriental Education & Technology Group, Inc., ADR	8.64%
China	25.28%	Alphabet Inc., Class C	7.02%
United Kingdom	5.59%	Amazon.com, Inc.	5.73%
Singapore	3.39%	Alibaba Group Holding Ltd., ADR	5.47%
Brazil	3.38%	JD.com, Inc., Class A, ADR	5.36%
South Africa	3.25%	Wells Fargo & Co.	5.20%
Canada	3.19%	Ferguson PLC	4.88%
Hong Kong	2.57%	Capital One Financial Corp.	4.77%
Bermuda	1.96%	Berkshire Hathaway Inc., Class B	4.70%
India	1.88%	United Technologies Corp.	4.08%
Denmark	1.56%
Norway	1.09%
Switzerland	1.05%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2019
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period January 12, 2017 (commencement of trading) through October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	194	6	0	1
11/01/17 – 10/31/18	232	1	0	0
11/01/18 – 10/31/19	147	0	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
01/12/17 – 10/31/17	2	0	0	0
11/01/17 – 10/31/18	19	0	0	0
11/01/18 – 10/31/19	104	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2019

New Positions Added (11/01/18-10/31/19)
(Highlighted positions are those greater than 1.50% of the Fund’s 10/31/19 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/19 Net Assets
AIA Group Ltd.	Life & Health Insurance	06/19/19	2.50%
CVS Health Corp.	Health Care Equipment & Services	11/29/18	–
Intel Corp.	Semiconductors & Semiconductor
	Equipment	05/23/19	1.92%
iQIYI, Inc., Class A, ADR	Media & Entertainment	12/03/18	–
Julius Baer Group Ltd.	Capital Markets	04/10/19	1.03%
Metro Bank PLC	Banks	04/23/19	0.56%

Positions Closed (11/01/18-10/31/19)
(Gains and losses greater than $800,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Aetna Inc.	Health Care Equipment & Services	11/29/18	$1,211,024
CAR Inc.	Transportation	02/11/19	(68,760)
China Index Holdings Ltd., ADR	Commercial & Professional Services	06/13/19	(25,079)
CVS Health Corp.	Health Care Equipment & Services	11/30/18	(11,221)
General Electric Co.	Capital Goods	02/25/19	(959,302)
iQIYI, Inc., Class A, ADR	Media & Entertainment	06/18/19	(304,284)
LafargeHolcim Ltd.	Materials	07/03/19	(617,101)
MultiChoice Group Ltd.	Media & Entertainment	03/08/19	42,802
Prosus N.V., Class N	Retailing	10/29/19	48,219
Shire PLC, ADR	Pharmaceuticals, Biotechnology &
	Life Sciences	01/04/19	827,051
Tarena International, Inc., Class A, ADR	Consumer Services	07/31/19	(3,603,135)

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF	October 31, 2019

Portfolio Composition		Industry Weightings
(% of Fund’s 10/31/19 Net Assets)		(% of 10/31/19 Stock Holdings)

				MSCI
				ACWI®
			Fund	EX USA
Common Stock (Foreign)	92.09%	Retailing	22.66%	3.43%
Short-Term Investments	7.56%	Capital Goods	16.20%	7.85%
Other Assets & Liabilities	0.35%	Banks	15.44%	13.13%
	100.00%	Consumer Services	13.04%	1.47%
		Insurance	8.65%	5.32%
		Diversified Financials	5.45%	3.10%
		Energy	4.98%	6.61%
		Transportation	4.33%	2.71%
		Health Care	3.78%	8.69%
		Information Technology	3.26%	9.01%
		Media & Entertainment	2.21%	2.75%
		Materials	–	7.27%
		Other	–	28.66%
			100.00%	100.00%

Country Diversification		Top 10 Long-Term Holdings
(% of 10/31/19 Stock Holdings)		(% of Fund’s 10/31/19 Net Assets)

China	39.30%	New Oriental Education & Technology Group, Inc., ADR	12.00%
France	9.43%	Alibaba Group Holding Ltd., ADR	7.37%
Switzerland	7.12%	Ferguson PLC	5.26%
United Kingdom	6.31%	JD.com, Inc., Class A, ADR	4.81%
Brazil	5.43%	Schneider Electric SE	4.75%
Singapore	5.05%	DBS Group Holdings Ltd.	4.65%
Canada	4.98%	Sul America S.A.	4.15%
Hong Kong	4.14%	Safran S.A.	3.94%
South Africa	3.97%	AIA Group Ltd.	3.81%
Norway	3.86%	Meituan Dianping, Class B	3.75%
Bermuda	3.60%
India	3.42%
Denmark	2.33%
Germany	1.06%
	100.00%

Frequency Distribution of Discounts and Premiums
Bid/Ask Midpoint versus NAV through October 31, 2019
The following Frequency Distribution of Discounts and Premiums tables are provided to show the frequency at which the bid/ask midpoint price for the Fund was at a discount or premium to the daily NAV. The following tables are for comparative purposes only and represent the period March 2, 2018 (commencement of trading) through October 31, 2019. Shareholders may pay more than NAV when they buy Fund shares and receive less than NAV when they sell those shares because shares are bought and sold at current market price. Data presented represents past performance and cannot be used to predict future results.

Number of Days Bid/Ask Midpoint At/Above NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 10/31/18	140	21	0	0
11/01/18 – 10/31/19	219	10	0	0

Number of Days Bid/Ask Midpoint Below NAV
For the Period	0.00%-0.49%	0.50%-0.99%	1.00%-1.99%	>=2.00%
03/02/18 – 10/31/18	9	0	0	0
11/01/18 – 10/31/19	22	0	0	0

DAVIS FUNDAMENTAL ETF TRUST	Fund Overview
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	October 31, 2019

New Positions Added (11/01/18-10/31/19)
(Highlighted positions are those greater than 3.00% of the Fund’s 10/31/19 net assets)
Security	Industry	Date of 1st Purchase	% of Fund’s 10/31/19 Net Assets
AIA Group Ltd.	Life & Health Insurance	06/19/19	3.81%
iQIYI, Inc., Class A, ADR	Media & Entertainment	12/03/18	1.24%
Meituan Dianping, Class B	Retailing	07/18/19	3.75%
Metro Bank PLC	Banks	04/23/19	0.56%
Takeda Pharmaceutical Co. Ltd., ADR	Pharmaceuticals, Biotechnology &
	Life Sciences	01/09/19	-–

Positions Closed (11/01/18-10/31/19)
(Gains and losses greater than $190,000 are highlighted)
Security	Industry	Date of Final Sale	Realized Gain (Loss)
Alcon Inc.	Healthcare Equipment & Services	04/11/19	$25,306
CAR Inc.	Transportation	02/11/19	(18,988)
China Index Holdings Ltd., ADR	Commercial & Professional Services	06/13/19	(86,699)
LafargeHolcim Ltd.	Materials	07/03/19	31,542
MultiChoice Group Ltd.	Media & Entertainment	03/26/19	45,550
Prosus N.V., Class N	Retailing	10/29/19	(4,714)
Shire PLC, ADR	Pharmaceuticals, Biotechnology &
	Life Sciences	01/09/19	196,105
Takeda Pharmaceutical Co. Ltd., ADR	Pharmaceuticals, Biotechnology &
	Life Sciences	01/11/19	22
Tarena International, Inc., Class A, ADR	Consumer Services	07/31/19	(2,528,238)
ZTO Express (Cayman) Inc., Class A, ADR	Transportation	06/17/19	112,557

DAVIS FUNDAMENTAL ETF TRUST	Expense Example

As a shareholder of each Fund, you incur two types of costs: (1) transaction costs for purchasing and selling shares; and (2) ongoing costs, including advisory and administrative fees and other Fund expenses. The Expense Example is intended to help you understand your ongoing costs (in dollars) of investing in each Fund and to compare these costs with the ongoing costs of investing in other funds. The Expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which for each Fund is for the six-month period ended October 31, 2019.

Actual Expenses

The information represented in the row entitled “Actual” provides information about actual account values and actual expenses. You may use the information in this row, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The information represented in the row entitled “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares or annual fees to financial intermediaries. Therefore, the information in the row entitled “Hypothetical” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs or annual fees were included, your costs would be higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period*
	(05/01/19)	(10/31/19)	(05/01/19-10/31/19)
Davis Select U.S. Equity ETF
(annualized expense ratio 0.62%**)
Actual	$1,000.00	$1,017.29	$3.15
Hypothetical	$1,000.00	$1,022.08	$3.16
Davis Select Financial ETF
(annualized expense ratio 0.64%**)
Actual	$1,000.00	$1,022.58	$3.26
Hypothetical	$1,000.00	$1,021.98	$3.26
Davis Select Worldwide ETF
(annualized expense ratio 0.63%**)
Actual	$1,000.00	$960.68	$3.11
Hypothetical	$1,000.00	$1,022.03	$3.21
Davis Select International ETF
(annualized expense ratio 0.68%**)
Actual	$1,000.00	$953.79	$3.35
Hypothetical	$1,000.00	$1,021.78	$3.47

Hypothetical assumes 5% annual return before expenses.

*Expenses are equal to each Fund’s annualized operating expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

**The expense ratios reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF	October 31, 2019

	Shares	Value (Note 1)
COMMON STOCK – (98.92%)
COMMUNICATION SERVICES – (14.05%)
Media & Entertainment – (14.05%)
Alphabet Inc., Class C *	16,736	$21,089,201
Facebook, Inc., Class A *	41,360	7,926,644
	Total Communication Services	29,015,845
CONSUMER DISCRETIONARY – (19.83%)
Automobiles & Components – (0.89%)
Adient plc *	86,672	1,836,580
Consumer Services – (6.70%)
New Oriental Education & Technology Group, Inc., ADR (China)*	113,439	13,846,364
Retailing – (12.24%)
Alibaba Group Holding Ltd., ADR (China)*	23,343	4,124,008
Amazon.com, Inc. *	10,627	18,880,566
Naspers Ltd. - N (South Africa)	15,997	2,271,509
		25,276,083
	Total Consumer Discretionary	40,959,027
ENERGY – (2.80%)
Apache Corp.	212,861	4,610,569
Encana Corp. (Canada)	295,914	1,162,942
	Total Energy	5,773,511
FINANCIALS – (46.71%)
Banks – (16.09%)
Bank of America Corp.	63,860	1,996,902
DBS Group Holdings Ltd. (Singapore)	165,000	3,153,369
JPMorgan Chase & Co.	73,091	9,130,528
U.S. Bancorp	154,864	8,830,345
Wells Fargo & Co.	195,964	10,117,621
		33,228,765
Diversified Financials – (24.40%)
Capital Markets – (3.52%)
Bank of New York Mellon Corp.	155,379	7,263,968
Consumer Finance – (10.82%)
American Express Co.	73,794	8,654,560
Capital One Financial Corp.	146,899	13,698,332
		22,352,892
Diversified Financial Services – (10.06%)
Berkshire Hathaway Inc., Class B *	97,742	20,777,995
		50,394,855
Insurance – (6.22%)
Life & Health Insurance – (2.38%)
AIA Group Ltd. (Hong Kong)	490,020	4,905,859
Property & Casualty Insurance – (3.84%)
Markel Corp. *	6,779	7,938,209
		12,844,068
	Total Financials	96,467,688
HEALTH CARE – (2.94%)
Health Care Equipment & Services – (2.94%)
CVS Health Corp.	17,592	1,167,933

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT U.S. EQUITY ETF - (CONTINUED)	October 31, 2019

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Health Care Equipment & Services – (Continued)
	Quest Diagnostics Inc.	48,538	$4,914,472
		Total Health Care	6,082,405
INDUSTRIALS – (10.72%)
Capital Goods – (10.72%)
	Ferguson PLC (United Kingdom)	83,694	7,140,083
	United Technologies Corp.	104,550	15,011,289
		Total Industrials	22,151,372
INFORMATION TECHNOLOGY – (1.87%)
Semiconductors & Semiconductor Equipment – (1.87%)
	Intel Corp.	68,230	3,857,042
		Total Information Technology	3,857,042
	TOTAL COMMON STOCK – (Identified cost $180,504,064)		204,306,89
SHORT-TERM INVESTMENTS – (1.01%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $926,046 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-6.00%, 12/28/20-11/01/49, total market value $944,520)	$926,000	926,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 11/01/19, dated 10/31/19, repurchase value of $244,012 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.96%-4.00%, 09/01/33-08/01/49, total market value $248,880)	244,000	244,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $926,046 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 10/01/34-10/01/49, total market value $944,520)	926,000	926,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $2,096,000)		2,096,000
	Total Investments – (99.93%) – (Identified cost $182,600,064)		206,402,890
	Other Assets Less Liabilities – (0.07%)		137,971
	Net Assets – (100.00%)		$206,540,861

ADR: American Depositary Receipt

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF	October 31, 2019

	Shares	Value (Note 1)
COMMON STOCK – (99.68%)
COMMUNICATION SERVICES – (3.24%)
Media & Entertainment – (3.24%)
Alphabet Inc., Class C *	3,722	$4,690,129
	Total Communication Services	4,690,129
FINANCIALS – (96.44%)
Banks – (38.94%)
Bank of America Corp.	223,968	7,003,479
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	106,498	3,509,109
Danske Bank A/S (Denmark)	54,908	783,440
DBS Group Holdings Ltd. (Singapore)	230,532	4,405,772
DNB ASA (Norway)	315,030	5,724,299
JPMorgan Chase & Co.	65,391	8,168,644
Metro Bank PLC (United Kingdom)*	287,018	753,988
PNC Financial Services Group, Inc.	42,335	6,210,544
U.S. Bancorp	210,688	12,013,430
Wells Fargo & Co.	151,668	7,830,619
		56,403,324
Diversified Financials – (39.19%)
Capital Markets – (18.12%)
Bank of New York Mellon Corp.	146,861	6,865,752
Charles Schwab Corp.	78,962	3,214,543
Goldman Sachs Group, Inc.	19,338	4,126,342
Julius Baer Group Ltd. (Switzerland)	107,846	4,757,687
KKR & Co. Inc., Class A	121,032	3,489,352
State Street Corp.	57,428	3,794,268
		26,247,944
Consumer Finance – (13.33%)
American Express Co.	67,991	7,973,984
Capital One Financial Corp.	121,494	11,329,316
		19,303,300
Diversified Financial Services – (7.74%)
Berkshire Hathaway Inc., Class B *	52,738	11,211,044
		56,762,288
Insurance – (18.31%)
Property & Casualty Insurance – (11.82%)
Chubb Ltd.	35,165	5,359,849
Loews Corp.	72,533	3,554,117
Markel Corp. *	7,013	8,212,223
		17,126,189
Reinsurance – (6.49%)
Alleghany Corp. *	4,675	3,638,506
Everest Re Group, Ltd.	9,124	2,345,689
Greenlight Capital Re, Ltd., Class A *	98,626	1,065,161

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT FINANCIAL ETF - (CONTINUED)	October 31, 2019

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (Continued)
	Reinsurance – (Continued)
	Swiss Re AG (Switzerland)	22,496	$2,355,638
			9,404,994
			26,531,183
		Total Financials	139,696,795
	TOTAL COMMON STOCK – (Identified cost $137,452,860)		144,386,924
SHORT-TERM INVESTMENTS – (0.26%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $166,008 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-6.00%, 12/28/20-11/01/49, total market value $169,320)	$166,000	166,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 11/01/19, dated 10/31/19, repurchase value of $44,002 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.74%-4.00%, 09/01/29-08/01/49, total market value $44,880)	44,000	44,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $166,008 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 01/01/44-10/01/49, total market value $169,320)	166,000	166,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $376,000)		376,000
	Total Investments – (99.94%) – (Identified cost $137,828,860)		144,762,924
	Other Assets Less Liabilities – (0.06%)		89,462
	Net Assets – (100.00%)		$144,852,386

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF	October 31, 2019

	Shares	Value (Note 1)
COMMON STOCK – (97.31%)
COMMUNICATION SERVICES – (11.44%)
Media & Entertainment – (11.44%)
Alphabet Inc., Class C *	12,539	$15,800,519
Baidu, Inc., Class A, ADR (China)*	10,811	1,101,100
Facebook, Inc., Class A *	46,104	8,835,832
Fang Holdings Ltd., Class A, ADR (China)*	16,758	33,684
	Total Communication Services	25,771,135
CONSUMER DISCRETIONARY – (30.78%)
Automobiles & Components – (1.53%)
Adient plc *	163,372	3,461,853
Consumer Services – (8.64%)
New Oriental Education & Technology Group, Inc., ADR (China)*	159,357	19,451,115
Retailing – (20.61%)
Alibaba Group Holding Ltd., ADR (China)*	69,674	12,309,306
Amazon.com, Inc. *	7,257	12,893,222
JD.com, Inc., Class A, ADR (China)*	387,711	12,077,198
Naspers Ltd. - N (South Africa)	50,231	7,132,599
Quotient Technology Inc. *	232,373	2,000,731
		46,413,056
	Total Consumer Discretionary	69,326,024
ENERGY – (4.47%)
Apache Corp.	141,311	3,060,796
Encana Corp. (Canada)	806,029	3,167,694
Seven Generations Energy Ltd., Class A (Canada)*	682,895	3,826,410
	Total Energy	10,054,900
FINANCIALS – (31.29%)
Banks – (13.55%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	130,102	4,286,861
Danske Bank A/S (Denmark)	240,384	3,429,854
DBS Group Holdings Ltd. (Singapore)	388,620	7,427,043
DNB ASA (Norway)	131,108	2,382,317
Metro Bank PLC (United Kingdom)*	479,655	1,260,039
Wells Fargo & Co.	226,989	11,719,442
		30,505,556
Diversified Financials – (11.96%)
Capital Markets – (2.08%)
Julius Baer Group Ltd. (Switzerland)	52,414	2,312,273
Noah Holdings Ltd., ADS (China)*	77,927	2,360,409
		4,672,682
Consumer Finance – (5.18%)
Capital One Financial Corp.	115,242	10,746,316
Yiren Digital Ltd., ADR (China)*	142,487	921,891
		11,668,207
Diversified Financial Services – (4.70%)
Berkshire Hathaway Inc., Class B *	49,840	10,594,987
		26,935,876

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2019

	Shares/Units/ Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
FINANCIALS – (CONTINUED)
Insurance – (5.78%)
Life & Health Insurance – (2.50%)
AIA Group Ltd. (Hong Kong)	561,590	$5,622,386
Multi-line Insurance – (3.28%)
Sul America S.A. (Brazil)	614,327	7,397,045
		13,019,431
	Total Financials	70,460,863
INDUSTRIALS – (10.79%)
Capital Goods – (8.96%)
Ferguson PLC (United Kingdom)	128,706	10,980,136
United Technologies Corp.	64,002	9,189,407
		20,169,543
Transportation – (1.83%)
InterGlobe Aviation Ltd. (India)	201,053	4,127,428
	Total Industrials	24,296,971
INFORMATION TECHNOLOGY – (8.54%)
Semiconductors & Semiconductor Equipment – (5.37%)
Applied Materials, Inc.	143,232	7,771,768
Intel Corp.	76,400	4,318,892
		12,090,660
Technology Hardware & Equipment – (3.17%)
Hollysys Automation Technologies Ltd. (China)	506,879	7,152,063
	Total Information Technology	19,242,723
TOTAL COMMON STOCK – (Identified cost $224,342,877)		219,152,616
SHORT-TERM INVESTMENTS – (2.62%)
INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $2,604,129 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-6.00%, 12/28/20-11/01/49, total market value $2,656,080)	$2,604,000	2,604,000
Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 11/01/19, dated 10/31/19, repurchase value of $687,033 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.50%-4.50%, 03/01/49-10/01/49, total market value $700,740)	687,000	687,000
SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $2,604,129 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 10/01/34-10/01/49, total market value $2,656,080)	2,604,000	2,604,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $5,895,000)		5,895,000

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT WORLDWIDE ETF - (CONTINUED)	October 31, 2019

	Total Investments – (99.93%) – (Identified cost $230,237,877)	$225,047,616
	Other Assets Less Liabilities – (0.07%)	151,261
	Net Assets – (100.00%)	$225,198,877

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF	October 31, 2019

	Shares/Units	Value (Note 1)
COMMON STOCK – (92.09%)
COMMUNICATION SERVICES – (2.04%)
Media & Entertainment – (2.04%)
Baidu, Inc., Class A, ADR (China)*	8,940	$910,539
Fang Holdings Ltd., Class A, ADR (China)*	80,426	161,656
iQIYI, Inc., Class A, ADR (China)*	94,886	1,653,863
	Total Communication Services	2,726,058
CONSUMER DISCRETIONARY – (32.87%)
Consumer Services – (12.00%)
New Oriental Education & Technology Group, Inc., ADR (China)*	131,413	16,040,271
Retailing – (20.87%)
Alibaba Group Holding Ltd., ADR (China)*	55,736	9,846,879
JD.com, Inc., Class A, ADR (China)*	206,322	6,426,930
Meituan Dianping, Class B (China)*	418,800	5,005,216
Naspers Ltd. - N (South Africa)	34,428	4,888,637
Trip.com Group Ltd., ADR (China)*	51,852	1,710,597
		27,878,259
	Total Consumer Discretionary	43,918,530
ENERGY – (4.59%)
Encana Corp. (Canada)	572,321	2,249,222
Seven Generations Energy Ltd., Class A (Canada)*	692,803	3,881,927
	Total Energy	6,131,149
FINANCIALS – (27.20%)
Banks – (14.22%)
Bank of N.T. Butterfield & Son Ltd. (Bermuda)	134,239	4,423,175
Danske Bank A/S (Denmark)	201,244	2,871,395
DBS Group Holdings Ltd. (Singapore)	325,310	6,217,104
DNB ASA (Norway)	261,028	4,743,048
Metro Bank PLC (United Kingdom)*	283,093	743,677
		18,998,399
Diversified Financials – (5.02%)
Capital Markets – (4.49%)
Julius Baer Group Ltd. (Switzerland)	93,247	4,113,644
Noah Holdings Ltd., ADS (China)*	62,119	1,881,584
		5,995,228
Consumer Finance – (0.53%)
Yiren Digital Ltd., ADR (China)*	110,029	711,888
		6,707,116
Insurance – (7.96%)
Life & Health Insurance – (3.81%)
AIA Group Ltd. (Hong Kong)	508,290	5,088,770
Multi-line Insurance – (4.15%)
Sul America S.A. (Brazil)	461,100	5,552,056
		10,640,826
	Total Financials	36,346,341
HEALTH CARE – (3.48%)
Pharmaceuticals, Biotechnology & Life Sciences – (3.48%)
Novartis AG, ADR (Switzerland)	25,604	2,238,814

DAVIS FUNDAMENTAL ETF TRUST	Schedule of Investments
DAVIS SELECT INTERNATIONAL ETF - (CONTINUED)	October 31, 2019

		Shares/Principal	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (CONTINUED)
Pharmaceuticals, Biotechnology & Life Sciences – (Continued)
	Roche Holding AG - Genusschein (Switzerland)	8,010	$2,409,902
		Total Health Care	4,648,716
INDUSTRIALS – (18.91%)
Capital Goods – (14.92%)
	Brenntag AG (Germany)	26,075	1,308,665
	Ferguson PLC (United Kingdom)	82,307	7,021,755
	Safran S.A. (France)	33,262	5,262,223
	Schneider Electric SE (France)	68,337	6,345,764
			19,938,407
Transportation – (3.99%)
	Azul S.A., ADR (Brazil)*	28,884	1,125,898
	InterGlobe Aviation Ltd. (India)	204,679	4,201,866
			5,327,764
		Total Industrials	25,266,171
INFORMATION TECHNOLOGY – (3.00%)
Technology Hardware & Equipment – (3.00%)
	Hollysys Automation Technologies Ltd. (China)	283,978	4,006,930
		Total Information Technology	4,006,930
	TOTAL COMMON STOCK – (Identified cost $119,956,031)		123,043,895
SHORT-TERM INVESTMENTS – (7.56%)
	INTL FCStone Financial Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $4,462,222 (collateralized by: U.S. Government agency mortgages and obligations in a pooled cash account, 1.50%-6.00%, 12/28/20-11/01/49, total market value $4,551,240)	$4,462,000	4,462,000
	Nomura Securities International, Inc. Joint Repurchase Agreement, 1.74%, 11/01/19, dated 10/31/19, repurchase value of $1,176,057 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 3.00%-7.50%, 10/01/26-10/01/49, total market value $1,199,520)	1,176,000	1,176,000
	SunTrust Robinson Humphrey, Inc. Joint Repurchase Agreement, 1.79%, 11/01/19, dated 10/31/19, repurchase value of $4,462,222 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.50%-5.00%, 10/01/34-10/01/49, total market value $4,551,240)	4,462,000	4,462,000
	TOTAL SHORT-TERM INVESTMENTS – (Identified cost $10,100,000)		10,100,000
	Total Investments – (99.65%) – (Identified cost $130,056,031)		133,143,895
	Other Assets Less Liabilities – (0.35%)		464,644
	Net Assets – (100.00%)		$133,608,539

ADR: American Depositary Receipt

ADS: American Depositary Share

*	Non-income producing security.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Assets and Liabilities
At October 31, 2019

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
ASSETS:
Investments in securities at value* (see accompanying Schedules of Investments)	$206,402,890	$144,762,924	$225,047,616	$133,143,895
Cash	993	850	854	588
Receivables:
Capital stock sold	–	–	–	1,798,919
Dividends and interest	279,274	194,790	387,129	291,201
Prepaid expenses	1,046	841	1,170	555
Total assets	206,684,203	144,959,405	225,436,769	135,235,158
LIABILITIES:
Payables:
Deferred foreign taxes	–	–	81,624	136,398
Investment securities purchased	–	–	–	1,380,042
Accrued audit fees	13,219	13,219	13,219	11,456
Accrued accounting, custodian, and transfer agent fees	14,300	15,000	22,700	18,700
Accrued investment advisory fees	96,779	67,803	106,374	61,004
Accrued registration and filing fees	7,291	199	507	8,070
Other accrued expenses	11,753	10,798	13,468	10,949
Total liabilities	143,342	107,019	237,892	1,626,619
NET ASSETS	$206,540,861	$144,852,386	$225,198,877	$133,608,539
SHARES OUTSTANDING	8,400,000	5,950,000	9,550,000	7,450,000
NET ASSET VALUE, per share (Net assets ÷ Shares outstanding)	$24.59	$24.34	$23.58	$17.93
NET ASSETS CONSIST OF:
Paid-in capital	$182,470,583	$134,544,924	$240,190,658	$132,973,405

Distributable earnings (losses)**	24,070,278	10,307,462	(14,991,781)	635,134
Net Assets	$206,540,861	$144,852,386	$225,198,877	$133,608,539

*Including:
Cost of investments	$182,600,064	$137,828,860	$230,237,877	$130,056,031

**Net of deferred foreign taxes of	–	–	81,624	136,398

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Operations
For the year ended October 31, 2019

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
INVESTMENT INCOME:
Income:
Dividends*	$2,380,415	$3,161,522	$2,643,990	$1,735,243
Interest	143,017	38,672	82,272	107,757
Total income	2,523,432	3,200,194	2,726,262	1,843,000
Expenses:
Investment advisory fees (Note 3)	986,763	789,501	1,182,897	570,687
Accounting, custodian, and transfer agent fees	56,936	61,540	86,797	73,518
Audit fees	17,625	17,625	17,625	15,275
Legal fees	9,700	6,600	11,600	7,150
Reports to shareholders	8,037	9,580	15,834	3,291
Trustees’ fees and expenses	14,192	12,917	17,550	9,190
Registration and filing fees	7,122	15	20	7,950
Miscellaneous	23,115	21,627	29,498	20,548
Total expenses	1,123,490	919,405	1,361,821	707,609
Net investment income	1,399,942	2,280,789	1,364,441	1,135,391
REALIZED & UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions**	(753,440)	2,327,266	(12,650,440)	(3,076,382)
Foreign currency transactions	(1,819)	(3,452)	17,583	(10,728)
Net realized gain (loss)	(755,259)	2,323,814	(12,632,857)	(3,087,110)
Net change in unrealized appreciation (depreciation)***	22,238,298	6,290,320	24,956,854	13,218,861
Net realized and unrealized gain on investments and foreign currency transactions	21,483,039	8,614,134	12,323,997	10,131,751
Net increase in net assets resulting from operations	$22,882,981	$10,894,923	$13,688,438	$11,267,142

*Net of foreign taxes withheld of	$4,107	$109,296	$98,112	$159,309

**Net of foreign taxes of	–	–	–	34,787

***Net of deferred foreign taxes of	–	–	81,624	136,398

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2019

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
OPERATIONS:
Net investment income	$1,399,942	$2,280,789	$1,364,441	$1,135,391
Net realized gain (loss) from investments and foreign currency transactions	(755,259)	2,323,814	(12,632,857)	(3,087,110)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	22,238,298	6,290,320	24,956,854	13,218,861
Net increase in net assets resulting from operations	22,882,981	10,894,923	13,688,438	11,267,142
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(3,520,440)	(4,095,360)	(7,947,720)	(281,250)
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	56,164,573	8,758,754	36,390,142	62,251,958
Cost of shares redeemed	–	(21,398,214)	(37,710,616)	–
Net increase (decrease) in net assets resulting from capital share transactions	56,164,573	(12,639,460)	(1,320,474)	62,251,958
Total increase (decrease) in net assets	75,527,114	(5,839,897)	4,420,244	73,237,850
NET ASSETS:
Beginning of year	131,013,747	150,692,283	220,778,633	60,370,689
End of year	$206,540,861	$144,852,386	$225,198,877	$133,608,539
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of year	5,750,000	6,550,000	9,800,000	3,700,000
Shares sold	2,650,000	400,000	1,600,000	3,750,000
Shares redeemed	–	(1,000,000)	(1,850,000)	–
Shares outstanding, end of year	8,400,000	5,950,000	9,550,000	7,450,000

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Statements of Changes in Net Assets
For the year ended October 31, 2018

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF*
OPERATIONS:
Net investment income	$941,814	$1,596,554	$1,380,789	$271,897
Net realized gain (loss) from investments and foreign currency transactions	2,249,292	2,631,538	6,882,742	(355,034)
Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	(4,157,296)	(6,615,642)	(40,936,679)	(10,267,621)
Net decrease in net assets resulting from operations	(966,190)	(2,387,550)	(32,673,148)	(10,350,758)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:	(618,930)	(1,260,480)	(302,450)	–
CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	57,006,865	62,692,158	159,042,953	70,721,447
Cost of shares redeemed	–	(2,389,397)	(4,444,891)	–
Net increase in net assets resulting from capital share transactions	57,006,865	60,302,761	154,598,062	70,721,447
Total increase in net assets	55,421,745	56,654,731	121,622,464	60,370,689
NET ASSETS:
Beginning of period	75,592,002	94,037,552	99,156,169	–
End of period	$131,013,747	$150,692,283	$220,778,633	$60,370,689
CHANGES IN SHARES OUTSTANDING:
Shares outstanding, beginning of period	3,350,000	4,050,000	3,950,000	–
Shares sold	2,400,000	2,600,000	6,050,000	3,700,000
Shares redeemed	–	(100,000)	(200,000)	–
Shares outstanding, end of period	5,750,000	6,550,000	9,800,000	3,700,000

*For the period March 1, 2018 (commencement of investment operations is the date the initial creation units were established) to October 31, 2018.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements
October 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Davis Fundamental ETF Trust (the “Trust”) was organized on March 18, 2016 as a Delaware business trust and is registered under the Investment Company Act of 1940 (“1940 Act”), as amended, as an open-end management investment company. The Trust follows the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies. The Trust consists of four series of funds, Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (individually referred to as a “Fund” or collectively as the “Funds”). Each series of the Trust represents shares of beneficial interest in a separate portfolio of securities and other assets, with its own objective and policies. Davis Select U.S. Equity ETF and Davis Select Financial ETF are non-diversified and Davis Select Worldwide ETF and Davis Select International ETF are diversified, each an investment management company under the 1940 Act. Each Fund is an actively managed exchange-traded fund (“ETF”).

Davis Select U.S. Equity ETF seeks to achieve long-term capital growth and capital preservation. It invests primarily in common stocks of large companies (generally, companies with market capitalizations of $10 billion or more at the time of initial purchase).

Davis Select Financial ETF seeks to achieve long-term growth of capital. It invests at least 80% of the Fund’s net assets in securities issued by companies principally engaged in the financial services sector.

Davis Select Worldwide ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by both United States and foreign companies, including countries with developed or emerging markets.

Davis Select International ETF seeks to achieve long-term growth of capital. It invests principally in common stocks issued by foreign companies, including countries with developed or emerging markets.

Because of the risk inherent in any investment program, the Funds cannot ensure that the investment objective of any of its series will be achieved. The Funds account separately for the assets, liabilities, and operations of each Fund. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.

Security Valuation - The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what Davis Selected Advisers, L.P. (“Davis Advisors” or “Adviser”), the Funds’ investment adviser, identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Funds’ Pricing Committee and Board of Trustees. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Adviser may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation of the security was readily available. Fair value determinations are subject to review, approval, and ratification by the Funds’ Board of Trustees at its next regularly scheduled meeting covering the period in which the fair valuation was determined.

Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

The Funds’ valuation procedures are reviewed and subject to approval by the Board of Trustees. There have been no significant changes to the fair valuation procedures during the period.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.

The following is a summary of the inputs used as of October 31, 2019 in valuing each Fund’s investments carried at value:

	Investments in Securities at Value
				Davis Select
	Davis Select	Davis Select	Davis Select	International
	U.S. Equity ETF	Financial ETF	Worldwide ETF	ETF
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$29,015,845	$4,690,129	$25,771,135	$2,726,058
Consumer Discretionary	40,959,027	–	69,326,024	43,918,530
Energy	5,773,511	–	10,054,900	6,131,149
Financials	96,467,688	139,696,795	70,460,863	36,346,341
Health Care	6,082,405	–	–	4,648,716
Industrials	22,151,372	–	24,296,971	25,266,171
Information Technology	3,857,042	–	19,242,723	4,006,930
Total Level 1	204,306,890	144,386,924	219,152,616	123,043,895
Level 2 – Other Significant Observable Inputs:
Short-term securities	2,096,000	376,000	5,895,000	10,100,000
Total Level 2	2,096,000	376,000	5,895,000	10,100,000
Level 3 – Significant Unobservable Inputs:
Total Level 3	–	–	–	–
Total Investments	$206,402,890	$144,762,924	$225,047,616	$133,143,895

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Master Repurchase Agreements - The Funds, along with other affiliated funds, may transfer uninvested cash balances into one or more master repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. Government securities. A custodian bank holds securities pledged as collateral for repurchase agreements until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention of the collateral may be subject to legal proceedings.

Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to the U.S. dollar based upon the mean between the bid and offered quotations of the currencies against U.S. dollars on the date of valuation. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.

Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to the U.S. dollar. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. There were no forward contracts entered into by the Funds.

Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year-end, resulting from changes in the exchange rate. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations.

Federal Income Taxes - It is each Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of October 31, 2019, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2017 (Davis Select International ETF, 2018).

Capital losses will be carried forward to future years if not offset by gains. At October 31, 2019, the Funds had available for federal income tax purposes unused capital loss carryforwards as follows:

	Capital Loss Carryforwards (No Expiration)
	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Worldwide ETF	International ETF
Short-term	$277,798	$4,756,126	$1,363,872
Long-term	546,796	6,669,675	2,327,698
Total	$824,594	$11,425,801	$3,691,570

Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Federal Income Taxes - (Continued)

At October 31, 2019, the unrealized appreciation (depreciation) and aggregate cost of investments for federal income tax purposes were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Unrealized appreciation	$32,182,142	$13,208,490	$28,650,689	$16,675,417
Unrealized depreciation	(9,576,830)	(6,523,796)	(37,404,065)	(15,849,780)
Net unrealized appreciation (depreciation)	$22,605,312	$6,684,694	$(8,753,376)	$825,637
Aggregate cost	$183,797,578	$138,078,230	$233,800,992	$132,318,258

Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to differing treatments of wash sales, foreign currency transactions, corporate actions, in-kind transactions, and partnership income. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules. The Funds’ net assets have not been affected by these reclassifications. During the year ended October 31, 2019, amounts have been reclassified to reflect increases (decreases) as follows:

	Davis Select Financial ETF	Davis Select Worldwide ETF
Distributable earnings (losses)	$(855,580)	$1,735,359
Paid-in capital	855,580	(1,735,359)

The tax character of distributions paid during the years ended October 31, 2019 and 2018 was as follows:

	Ordinary Income	Long-Term Capital Gain	Total
Davis Select U.S. Equity ETF
2019	$3,300,828	$219,612	$3,520,440
2018	618,930	–	618,930
Davis Select Financial ETF
2019	3,036,800	1,058,560	4,095,360
2018	1,260,480	–	1,260,480
Davis Select Worldwide ETF
2019	4,900,315	3,047,405	7,947,720
2018	302,450	–	302,450
Davis Select International ETF
2019	281,250	–	281,250
2018	–	–	–

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2019

NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)

Dividends and Distributions to Shareholders - (Continued)

As of October 31, 2019, the components of distributable earnings (losses) on a tax basis were as follows:

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Undistributed ordinary income	$2,290,042	$1,893,333	$5,268,661	$3,637,691
Undistributed long-term capital gain	–	1,728,542	–	–
Accumulated net realized losses from investments	(824,594)	–	(11,425,801)	(3,691,570)
Net unrealized appreciation (depreciation) on investments and foreign currency transactions	22,604,830	6,685,587	(8,834,641)	689,013
Total	$24,070,278	$10,307,462	$(14,991,781)	$635,134

Indemnification - Under the Funds’ organizational documents, their officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.

Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.

NOTE 2 - PURCHASES AND SALES OF SECURITIES

The cost of purchases and proceeds from sales of investment securities (excluding in-kind purchases and redemptions and short-term securities) during the year ended October 31, 2019 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of purchases	$31,694,878	$21,756,726	$36,630,497	$27,351,260
Proceeds from sales	20,422,026	21,632,823	49,959,076	19,215,669

The cost of in-kind purchases and proceeds from in-kind redemptions during the year ended October 31, 2019 were as follows:

	Davis Select	Davis Select	Davis Select	Davis Select
	U.S. Equity ETF	Financial ETF	Worldwide ETF	International ETF
Cost of in-kind purchases	$47,800,375	$7,440,939	$20,265,552	$46,904,794
Proceeds from in-kind redemptions	–	18,114,850	18,741,238	–

Gains and losses on in-kind redemptions are not recognized at the Fund level for tax purposes.

DAVIS FUNDAMENTAL ETF TRUST	Notes to Financial Statements – (Continued)
October 31, 2019

NOTE 3 - INVESTMENT ADVISORY AND OTHER AGREEMENTS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)

Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.

All officers of the Funds (including the Interested Trustee/Chairman) hold positions as executive officers with the Adviser or its affiliates.

As of October 31, 2019, related shareholders with greater than 20% of outstanding shares were as follows:

Davis Select	Davis Select	Davis Select
U.S. Equity ETF	Financial ETF	International ETF
38%	32%	49%

Investment activities of this shareholder could have a material impact on the Funds.

Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for each Fund is 0.55% of the average net assets. The Adviser has contractually agreed to waive fees and/or reimburse the Funds’ expenses to the extent necessary to cap total annual Fund operating expenses (Davis Select U.S. Equity ETF, 0.65%; Davis Select Financial ETF, 0.65%; Davis Select Worldwide ETF, 0.65%; Davis Select International ETF, 0.75%), until March 1, 2020. After that date, there is no assurance that the Adviser will continue to waive fees and/or reimburse expenses. The agreement cannot be terminated prior to that date without the consent of the Board of Trustees.

Accounting, Custodian, and Transfer Agent Fees - State Street Bank and Trust Company serves as the Funds’ primary accounting provider, custodian, and transfer agent.

Distributor - Foreside Fund Services, LLC (“Distributor”) serves as the Funds’ distributor. The Funds pay no fees directly to the Distributor.

NOTE 4 - CAPITAL STOCK

As of October 31, 2019, there were an unlimited number of shares of beneficial interest without par value authorized by the Trust. Individual shares of a Fund are listed on a national securities exchange through a broker-dealer. Such transactions may be subject to customary commission rates imposed by the broker-dealer. The price of Fund shares is based on the market price, and because ETF shares trade at a market price rather than at NAV, shares may trade at a price greater than NAV (a premium) or less than NAV (a discount).

The Funds will only issue or redeem shares that have been aggregated into blocks of 50,000 shares or multiples thereof (“Creation Units”) to broker-dealers that have entered into a participation agreement with the Distributor (“Authorized Participants”). The Funds generally will issue or redeem Creations Units in return for a designated portfolio of securities (and an amount of cash) the Fund specifies each day (“Creation Basket”). Authorized participants purchasing and redeeming Creation Units may be charged a transaction fee to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units.

NOTE 5 - NEW PRONOUNCEMENT

In September 2019, the SEC voted to approve Rule 6c-11 for exchange-traded funds (“ETF Rule”). The new ETF Rule codifies exemptive relief, creating the ability for investment managers to launch ETFs structured as standalone open-end investment companies without having to obtain an order from the SEC Division of Investment Management. The ETF Rule also makes certain amendments to Form N-CEN, Form N-CSR, Form N-1A, Form N-8B-2, Form N-PORT, and Regulation S-X. The compliance date for the amendments is December 22, 2020. The Adviser is currently evaluating the amendments and their impacts, if any, on the Funds’ financial statements.

DAVIS FUNDAMENTAL ETF TRUST	Federal Income Tax Information (Unaudited)

In early 2020, shareholders will receive information regarding all dividends and distributions paid to them by the Funds during calendar year 2019. Regulations of the U.S. Treasury Department require the Funds to report this information to the Internal Revenue Service.

The information and distributions reported herein may differ from the information reported as distributions taxable to certain shareholders for the calendar year 2019 with their 2019 Form 1099-DIV. Certain dividends paid by the Funds may be designated as qualified dividend income for U.S. federal income tax purposes. Complete information will be reported in conjunction with your 2019 Form 1099-DIV.

The information is presented to assist shareholders in reporting distributions received from the Funds to the Internal Revenue Service. Because of the complexity of the federal regulations that may affect your individual tax return and the many variations in state and local regulations, we recommend that you consult your tax adviser for specific guidance.

Each Fund designates the following amounts distributed during the fiscal year ended October 31, 2019, as dividends eligible for the corporate dividends-received deduction, qualified dividend income, and long-term capital gain distributions.

	Davis Select U.S. Equity ETF	Davis Select Financial ETF	Davis Select Worldwide ETF	Davis Select International ETF
Income dividends	$3,300,828	$3,036,800	$4,900,315	$281,250
Income qualifying for corporate dividends-received deduction	$1,300,078	$1,669,273	$868,000	$–
	39%	55%	18%	–
Qualified dividend income	$1,964,820	$2,403,760	$2,413,101	$281,250
	60%	79%	49%	100%
Long-term capital gain distributions	$219,612	$1,058,560	$3,047,405	$–

Pursuant to Section 853 of the Internal Revenue Code, Davis Select Worldwide ETF and Davis Select International ETF designate $67,631 and $129,222, respectively, as foreign taxes paid during the year ended October 31, 2019. During the year ended October 31, 2019, Davis Select Worldwide ETF and Davis Select International ETF received foreign sourced income in the amounts of $5,712,882 and $4,460,040, respectively. The Funds did not derive any income from ineligible foreign sources as defined under Section 901(j) of the Internal Revenue Code. Foreign taxes paid for purposes of Section 853 may be less than actual foreign taxes paid for financial statement purposes.

DAVIS FUNDAMENTAL ETF TRUST

The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Davis Select U.S. Equity ETF:
Year ended October 31, 2019	$22.78	$0.18	$2.18	$2.36
Year ended October 31, 2018	$22.56	$0.20	$0.18	$0.38
Period from January 11, 2017[e] to October 31, 2017	$20.13	$0.13	$2.30	$2.43
Davis Select Financial ETF:
Year ended October 31, 2019	$23.01	$0.36	$1.61	$1.97
Year ended October 31, 2018	$23.22	$0.29	$(0.23)	$0.06
Period from January 11, 2017[e] to October 31, 2017	$20.10	$0.14	$2.98	$3.12
Davis Select Worldwide ETF:
Year ended October 31, 2019	$22.53	$0.14	$1.71	$1.85
Year ended October 31, 2018	$25.10	$0.18	$(2.70)	$(2.52)
Period from January 11, 2017[e] to October 31, 2017	$20.15	$0.04	$4.91	$4.95
Davis Select International ETF:
Year ended October 31, 2019	$16.32	$0.19	$1.48	$1.67
Period from March 1, 2018[e] to October 31, 2018	$19.74	$0.13	$(3.55)	$(3.42)

[a]	Per share calculations were based on average shares outstanding for the period.

[b]
Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Market price total return is calculated assuming an initial investment made at the market price at the beginning of the period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and sale at the market price calculated on the last business day of the fiscal period. Market price is determined by trading that occurs on the NASDAQ, and may be greater or less than net asset value, depending on the 4:00 P.M. EST midpoint of the bid-ask prices for a share of the Fund. Total returns are not annualized for periods of less than one year.

[c]	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions								Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Total Distributions	Net Asset Value, End of Period	Total Return Net Asset Value[b]	Market Price, End of Period	Total Return Market Price[b]	Net Assets, End of Period (in thousands)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.15)	$(0.40)	$(0.55)	$24.59	10.94%	$24.59	10.82%	$206,541	0.63%	0.63%	0.78%	12%
$(0.08)	$(0.08)	$(0.16)	$22.78	1.66%	$22.81	1.48%	$131,014	0.65%	0.63%	0.83%	28%
$–	$–	$–	$22.56	12.11%	$22.63	12.43%	$75,592	0.81%[f]	0.60%[f]	0.75%[f]	6%

$(0.27)	$(0.37)	$(0.64)	$24.34	9.15%	$24.36	9.13%	$144,852	0.64%	0.64%	1.59%	15%
$(0.10)	$(0.17)	$(0.27)	$23.01	0.18%	$23.02	(0.00)%[g]	$150,692	0.64%	0.64%	1.22%	20%
$–	$–	$–	$23.22	15.50%	$23.28	15.77%	$94,038	0.76%[f]	0.65%[f]	0.81%[f]	13%

$(0.13)	$(0.67)	$(0.80)	$23.58	8.99%	$23.60	8.97%	$225,199	0.63%	0.63%	0.63%	17%
$(0.02)	$(0.03)	$(0.05)	$22.53	(10.08)%	$22.55	(10.30)%	$220,779	0.64%	0.64%	0.68%	36%
$–	$–	$–	$25.10	24.58%	$25.19	24.99%	$99,156	0.86%[f]	0.65%[f]	0.19%[f]	14%

$(0.06)	$–	$(0.06)	$17.93	10.37%	$17.98	10.50%	$133,609	0.68%	0.68%	1.09%	19%
$–	$–	$–	$16.32	(17.36)%	$16.34	(17.27)%	$60,371	0.85%[f]	0.75%[f]	1.05%[f]	17%

[d]
The lesser of purchases or sales of portfolio securities for a period, divided by the average of the market value of portfolio securities owned during the period. Securities received or delivered from in-kind purchases or redemptions are excluded from the calculation.

[e]	Commencement of investment operations is the date the initial creation units were established.

[f]	Annualized.

[g]	Down less than 0.005%.

See Notes to Financial Statements

DAVIS FUNDAMENTAL ETF TRUST	Report of Independent Registered Public Accounting Firm

The Shareholders and Board of Trustees
Davis Fundamental ETF Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a series of Davis Fundamental ETF Trust) (the “Funds”), including the schedules of investments, as of October 31, 2019, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended (period from March 1, 2018 to October 31, 2018 for Davis Select International ETF), and the related notes (collectively, the “financial statements”) and the financial highlights for each of the years in the two-year period then ended (period from March 1, 2018 to October 31, 2018 for Davis Select International ETF) and the period from January 11, 2017 to October 31, 2017 for Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of October 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the years in the two-year period then ended (period from March 1, 2018 to October 31, 2018 for Davis Select International ETF) and the financial highlights for each of the years in the two-year period then ended (period from March 1, 2018 to October 31, 2018 for Davis Select International ETF) and the period from January 11, 2017 to October 31, 2017 for Davis Select U.S. Equity ETF, Davis Select Financial ETF, and Davis Select Worldwide ETF, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of October 31, 2019, by correspondence with the custodian and brokers or by other appropriate auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

KPMG LLP

We have served as the auditor of one or more Davis Fundamental ETF Trust investment companies since 2016.

Denver, Colorado
December 19, 2019

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement (Unaudited)

Board Considerations Regarding Approval of Advisory Agreement

The Board of Trustees (the “Trustees”) of the Davis Fundamental ETF Trust (the “Trust”) oversees the management of each series of the Trust, which includes Davis Select U.S. Equity ETF, Davis Select Financial ETF, Davis Select Worldwide ETF, and Davis Select International ETF (each a “Fund” and collectively the “Funds”). The Trustees, as required by law, determine annually whether to approve the continuance of each Fund’s advisory agreement.

With the assistance of counsel, the Independent Trustees undertook a comprehensive review process in anticipation of their annual contract review meeting, held in May 2019 (the “Meeting”). During the in-person Meeting, the Trustees, including the Independent Trustees separately, considered whether to renew the investment advisory agreement with Davis Selected Advisers, L.P. (the “Adviser”) and Davis Selected Advisers–NY, Inc. (the “Sub-Adviser”) (jointly “Davis Advisors” and, such agreement, the “Advisory Agreement”). As part of this process, Davis Advisors provided the Independent Trustees with material (including investment performance data) that was responsive to questions and requests for information submitted to Davis Advisors on behalf of the Independent Trustees. At this meeting, the Independent Trustees reviewed and evaluated all information which they deemed reasonably necessary under the circumstances, and were provided guidance by their independent counsel. In reaching their decision, the Independent Trustees also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through prior communications. The Independent Trustees concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreement and that their questions and information requests had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Trustees found that the terms of the Advisory Agreement were fair and reasonable and that continuation of the Advisory Agreement was in the best interests of the Funds and their shareholders.

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement

The Independent Trustees’ determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Trustee did not necessarily attribute the same weight to each factor. The following facts and conclusions were important, but not exclusive, to the Independent Trustees’ recommendation to renew the Advisory Agreement.

The Independent Trustees considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Trustees not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:

1)	A Fund achieves satisfactory investments results after all costs;
2)
Davis Advisors efficiently and effectively handles shareholder and authorized participant requests, provides quality accounting, legal and compliance services, and oversees third-party service providers; and

3)	Davis Advisors fosters healthy investor behavior.

The Independent Trustees considered that a shareholder’s ultimate return is the product of a fund’s results as well as the shareholder’s behavior, specifically in selecting when to buy, sell, or hold. The Independent Trustees concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful impact on investor behavior. The Independent Trustees also considered the investment management team and Davis Advisors’ investment process. The Independent Trustees noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Trustees considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.

The Independent Trustees noted that Davis Advisors invested a significant amount in each of the Funds, and the Independent Trustees considered that these investments tend to align Davis Advisors’ interests with the interests of other shareholders, as they face the same risks, pay the same fees, are motivated to achieve satisfactory long-term returns, and that significant investment by Davis Advisors contributes to the economies of scale of the Funds.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) – (Continued)

Reasons the Independent Trustees Approved Continuation of the Advisory Agreement – (Continued)

The Independent Trustees noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether shareholders are likely to be well served by the continuation of the Advisory Agreement. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Trustees must take many factors into consideration in representing the shareholders of the Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Trustees generally give greater weight to longer-term measurements.

The Independent Trustees assessed (a) comparative fee and expense information for other funds as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, including funds that it advises and/or sub-advises, and private accounts, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each of the Funds, including an assessment of the fee waiver and expense limitation agreement for each Fund.

The Independent Trustees reviewed the management fee schedule and expense ratio for each Fund, noting that each of the Funds currently has in place a fee waiver and expense reimbursement agreement, the profitability (if any) of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds’ net assets increase, and whether the fee schedules reflect those potential economies of scale at this time. The Independent Trustees considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Trustees considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreement with the Funds, including a review of portfolio brokerage practices. The Independent Trustees noted that Davis Advisors does not use client commissions to pay for publications, both paper based or electronic, that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing, and/or settlement services to the Funds. The Independent Trustees also considered the potential for any fall-out benefits that may be realized by Davis Advisors as a result of its relationship with the Funds.

The Independent Trustees compared the fees paid to Davis Advisors by the Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Trustees noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC-registered, actively managed exchange-traded funds. Serving as the primary adviser for actively managed exchange-traded funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to exchange-traded funds. The Independent Trustees considered the investments necessary to manage the Funds, including the areas of risk oversight, information technology, which includes maintenance of the Davis ETF website, and compliance. With respect to risk, the Independent Trustees noted that not only have regulations become more complex and burdensome, but the scrutiny of regulators and shareholders has also become more intense. The Independent Trustees concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.

Davis Select U.S. Equity ETF (“DUSA”)

The Independent Trustees noted that DUSA’s net asset value (“NAV”) return underperformed both the Standard & Poor’s 500® Index (“S&P 500®”) and the Lipper Large-Cap Core average over the one-year and since inception periods ended April 30, 2019. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DUSA does not yet have a meaningful long term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ concentrated equity composite strategy on an absolute basis as well as relative to the S&P 500®. The Independent Trustees considered DUSA’s management fee and total net expense ratio, including a review of a relevant peer group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

DAVIS FUNDAMENTAL ETF TRUST	Trustee Approval of Advisory Agreement
(Unaudited) – (Continued)

Davis Select Financial ETF (“DFNL”)

The Independent Trustees noted that DFNL’s NAV return exceeded the Lipper Financial Services Funds average over the one-year and since inception periods ended April 30, 2019, but underperformed compared to the S&P 500® Financials Index (“S&P 500® Financials”) for the same periods. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DFNL does not yet have a meaningful long term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ financial composite strategy on an absolute basis as well as relative to the S&P 500®. The Independent Trustees considered DFNL’s management fee and total net expense ratio, including a review of a relevant peer group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

Davis Select Worldwide ETF (“DWLD”)

The Independent Trustees noted that DWLD’s NAV return underperformed both the Morgan Stanley Capital International All Country World Index (“MSCI ACWI®”) and Lipper Global Multi-Cap Growth Fund average over the one-year and since inception periods ended April 30, 2019. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DWLD does not yet have a meaningful long term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ global equity composite strategy on an absolute basis as well as relative to the MSCI ACWI®. The Independent Trustees considered DWLD’s management fee and total net expense ratio, including a review of a relevant peer group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

Davis Select International ETF (“DINT”)

The Independent Trustees noted that DINT’s NAV return exceeded the Lipper International Large-Cap Core Fund, but underperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI® ex USA”) average over the one-year period and underperformed both since inception, all periods ended April 30, 2019. Broadridge, an independent service provider, presented a report to the Independent Trustees that included comparative fee, expense, and investment performance data. The report compared the Fund’s performance, fees, and expenses to other similar funds as selected by Broadridge. As DINT does not yet have a meaningful long term track record, the Independent Trustees also considered the historical performance of Davis Advisors’ international equity composite strategy on an absolute basis as well as relative to the MSCI ACWI® ex USA. The Independent Trustees considered DINT’s management fee and total net expense ratio, including a review of a relevant peer group as selected by Broadridge. The Independent Trustees noted the limited number of ETFs that are comparable to the Fund in reviewing the Broadridge data.

Approval of the Advisory Agreement

The Independent Trustees concluded that Davis Advisors had provided each of the Funds and its shareholders a reasonable level of both investment and non-investment services. The Independent Trustees further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.

The Independent Trustees determined that the advisory fees for each of the Funds were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups as determined by an independent service provider. The Independent Trustees found that the terms of the Advisory Agreement are fair and reasonable and that continuation of the Advisory Agreement is in the best interest of each Fund and its shareholders. The Independent Trustees and the full Board of Trustees therefore voted to continue the Advisory Agreement for each Fund.

DAVIS FUNDAMENTAL ETF TRUST	Trustees and Officers

For the purpose of their service as Trustees to the Davis Fundamental ETF Trust, the business address for each of the Trustees is 2949 E. Elvira Road, Suite 101, Tucson, AZ 85756. Each Trustee serves until retirement, resignation, death, or removal.

Name, Date of Birth, Position(s) Held with Funds, Length of Service	Principal Occupation(s) During Past Five Years	Number of Portfolios Overseen	Other Directorships

Independent Trustees

Ralph J. Egizi (03/31/48) Trustee since 2016	President, EGZ International, LLC (investment and financial consulting company); Director, Benefits Finance and Investments, Eastman Chemical Company (manufacturer of chemicals, fibers, and plastics), from 1999 to 2013.	4	None

Thomas D. Tays (03/07/57) Trustee since 2016	Retired. Chief Legal Officer, Davis Selected Advisers, L.P. from 1997 to 2013.	4	None

Interested Trustee*

Kenneth C. Eich (08/14/53) Trustee/Chairman since 2016	Executive Vice President and Principal Executive Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Chief Operating Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.	4	None

* Kenneth C. Eich owns partnership units (directly, indirectly, or both) of the Adviser and is considered to be an “interested person” of the Funds as defined in the Investment Company Act of 1940.

Officers

Christopher C. Davis (born 07/13/65, Davis Fundamental ETF Trust officer since 2016). President of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Director, Davis Funds, Selected Funds, and Clipper Fund; Chairman, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser, including sole member of the Adviser’s general partner, Davis Investments, LLC.
Kenneth C. Eich (born 08/14/53, Davis Fundamental ETF Trust officer since 2016). See description in the section on Interested Trustee.
Douglas A. Haines (born 03/04/71, Davis Fundamental ETF Trust officer since 2016). Vice President, Treasurer, Chief Financial Officer, Principal Financial Officer, and Principal Accounting Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Director of Fund Accounting, Davis Selected Advisers, L.P.
Randi J. Roessler (born 06/26/81, Davis Fundamental ETF Trust officer since 2018). Vice President and Chief Compliance Officer of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President and Chief Compliance Officer, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.
Ryan M. Charles (born 07/25/78, Davis Fundamental ETF Trust officer since 2016). Vice President and Secretary of the Davis Fundamental ETF Trust (consisting of four portfolios), Davis Funds (consisting of 13 portfolios), Selected Funds (consisting of two portfolios), and Clipper Funds Trust (consisting of one portfolio); Vice President, Chief Legal Officer and Secretary, Davis Selected Advisers, L.P.; and also serves as an executive officer of certain companies affiliated with the Adviser.

DAVIS FUNDAMENTAL ETF TRUST

Investment Adviser
Davis Selected Advisers, L.P. (Doing business as “Davis Advisors”)
2949 East Elvira Road, Suite 101
Tucson, Arizona 85756
(800) 279-0279

Distributor
Foreside Fund Services, LLC
3 Canal Plaza, Suite 100
Portland, Maine 04101

Accounting Agent, Custodian, and Transfer Agent
State Street Bank and Trust Co.
One Lincoln Street
Boston, Massachusetts 02111

Legal Counsel
Greenberg Traurig, LLP
1144 15th Street, Suite 3300
Denver, Colorado 80202

Independent Registered Public Accounting Firm
KPMG LLP
1225 17th Street, Suite 800
Denver, Colorado 80202

For more information about Davis Fundamental ETF Trust, including management fee, charges, and expenses, see the current prospectus, which must precede or accompany this report. The Funds’ Statement of Additional Information contains additional information about the Funds’ Trustees and is available without charge, upon request, by calling 1-800-279-0279 and on the Funds’ website at www.davisetfs.com. Fact Sheets are available on the Funds’ website at www.davisetfs.com.

ITEM 2.  CODE OF ETHICS

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

A copy of the code of ethics is filed as an exhibit to this form N-CSR.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

The registrant’s board of directors has determined that independent trustee Thomas D. Tays qualifies as the “audit committee financial expert”, as defined in Item 3 of form N-CSR.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a)
Audit Fees.  The aggregate Audit Fees billed by KPMP LLP (“KPMG”) for professional services rendered for the audits of the financial statements, or services that are normally provided in connection with statutory and regulatory filings or engagements for the fiscal year ends October 31, 2019 and October 31, 2018 were $68,150 and $56,400, respectively.

(b)
Audit-Related Fees.  The aggregate Audit-Related Fees billed by KPMG for services rendered for assurance and related services that are not reasonably related to the performance of the audit or review of the funds financial statements, but not reported as Audit Fees for fiscal year ends October 31, 2019 and October 31, 2018 were $0 and $0, respectively.

(c)
Tax Fees.  The aggregate Tax Fees billed by KPMG for professional services rendered for tax compliance, tax advice and tax planning for the fiscal year ends October 31, 2019 and October 31, 2018 were $27,501 and $21,525, respectively.

Fees included in the Tax Fee category comprise all services performed by professional staff in the independent accountant’s tax division except those services related to the audit.  These services include preparation of tax returns, tax advice related to mergers and a review of the fund income and capital gain distributions.

(d)
All Other Fees.  The aggregate Other Fees billed by KPMG for all other non-audit services rendered to the fund for the fiscal year ends October 31, 2019 and October 31, 2018 were $1,170 and $550, respectively.

(e)(1)
Audit Committee Pre-Approval Policies and Procedures.

The funds Audit Committee must pre-approve all audit and non-audit services provided by the independent accountant relating to the operations or financial reporting of the funds.  Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The funds Audit Committee has adopted a policy whereby audit and non-audit services performed by the funds independent accountant require pre-approval in advance at regularly scheduled Audit Committee meetings.  If such a service is required between regularly scheduled Audit Committee meetings, pre-approval may be authorized by the Audit Committee Chairperson with ratification at the next scheduled audit committee meeting.

(2)	No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	Not applicable

(g)
The funds independent accountant did not provide any services to the investment advisor or any affiliate for the fiscal years ended October 31, 2019 and October 31, 2018.  The funds have not paid any fees for non-audit not previously disclosed in items 4 (b) – (d).

(h)
The registrant’s audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.  No such services were rendered.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not Applicable

ITEM 6.  SCHEDULE OF INVESTMENTS

(a)	Not Applicable. The complete Schedule of Investments is included in Item 1 of this for N-CSR

(b)	Not Applicable

ITEM 7.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable

ITEM 9.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANIES AND AFFILIATED PURCHASERS

Not Applicable

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the registrant’s Board of Trustees.

ITEM 11.  CONTROLS AND PROCUDURES

(a)
The registrant’s principal executive officer, principal financial officer and principal accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-2 (c) under the Investment Company Act of 1940, as amended) are effective as of a date within 90 days of the filing date of this report.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls.

ITEM 12. DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  EXHIBITS

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is filed as an exhibit to this form N-CSR.

(a)(2)	Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

DAVIS FUNDAMENTAL ETF TRUST

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 19, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich
Kenneth C. Eich
Principal Executive Officer

Date: December 19, 2019

By	/s/ Douglas A. Haines
Douglas A. Haines
Principal Financial Officer and Principal Accounting Officer

Date: December 19, 2019